Condensed Financial Information of the Parent Company (Details) - Schedule of statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (771,483)	$ 2,308,626	$ 339,968
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss (income) of subsidiary	771,483	(2,308,626)	(339,968)
Net cash used in operating activities
CHANGES IN CASH
CASH, beginning of year
CASH, end of year